ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Components of accrued expenses
Accrued expenses is comprised of the following:

(in thousands of $)	2022	2021
Interest	(13,514)	(13,767)
Vessel related (1)	(10,795)	(7,925)
Administrative related (2)	(8,039)	(10,122)
Current tax payable	(485)	(1,058)
Accrued expenses	(32,833)	(32,872)
(1) “Vessel related” accrued expenses is comprised of vessel operating expenses such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils and insurance.

(2) “Administrative related” accrued expenses is comprised of general overhead including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.